SEGMENT	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment
NOTE 3 – SEGMENT
Segment Reporting - Consolidated Income Statement

USDm	2023				2022
	Tanker segment	Marine Exhaust segment	Intersegment elimination	Total	Tanker segment	Marine Exhaust segment	Intersegment elimination	Total
Revenue	1,491.4	48.0	(19.0)	1,520.4	1,440.4	5.9	(2.9)	1,443.4
Port expenses, bunkers, and commissions	(407.6)	—	—	(407.6)	(458.9)	—	—	(458.9)
Other cost of goods and services sold	—	(36.6)	13.9	(22.7)	—	(3.0)	2.4	(0.6)
Operating expenses	(216.4)	—	0.4	(216.0)	(202.1)	—	—	(202.1)
Profit from sale of vessels	50.4	—	—	50.4	10.2	—	—	10.2
Administrative expenses	(76.5)	(6.4)	—	(82.9)	(52.4)	(2.6)	—	(55.0)
Other operating income and expenses	6.0	0.3	—	6.3	5.8	—	—	5.8
Share of profit/(loss) from joint ventures	—	—	—	—	0.2	—	—	0.2
Impairment losses and reversal of impairment on tangible assets	—	—	—	—	(2.6)	—	—	(2.6)
Depreciation and amortization	(148.2)	(1.1)	—	(149.3)	(138.7)	(0.3)	—	(139.0)

Operating profit (EBIT)	699.1	4.2	(4.7)	698.6	601.9	—	(0.5)	601.4

Financial income	14.3	—	—	14.3	4.0	0.1	—	4.1
Financial expenses	(60.5)	(0.4)	—	(60.9)	(48.7)	(0.1)	—	(48.8)

Profit before tax	652.9	3.8	(4.7)	652.0	557.2	—	(0.5)	556.7

Tax	(4.0)	—	—	(4.0)	5.9	—	—	5.9

Net profit for the year	648.9	3.8	(4.7)	648.0	563.1	—	(0.5)	562.6

Prior to the acquisition of Marine Exhaust Technology A/S (MET) on September 01, 2022, TORM had only one reportable segment, the Tanker segment. Accordingly, comparative segmental information is not provided.
The eliminations above represent revenue and other costs of goods and services sold from the installation of scrubbers performed by the Marine Exhaust entities on tanker vessels within the Tanker segment. All revenue from the Tanker segment is derived from external customers.
In all material aspects, TORM’s customers are domiciled outside the UK and are spread all over the world with only a few countries contributing significantly to TORM’s revenue. In 2023, Switzerland and United States contributed with 16.0% (USD 242.5m) and 12.0% (USD 182.7m) respectively of TORM’s revenue. In 2022, Switzerland and Mexico contributed with 15.3% (USD 220.9m) and 12.8% (USD 178.2m) respectively of TORM’s revenue. In 2021, Switzerland and Mexico contributed with 23.2% (USD 143.5m),and 15.6% (USD 96.6m) respectively of TORM’s revenue. Revenue is allocated to countries based on the customer’s ultimate parent domicile.
A major part of TORM’s revenues stems from a small group of customers. In 2023, No customers accounted for more than 10% of TORM’s revenue in the Tanker segment (2022: One accounted for 12% in the Tanker segment; 2021: One customer accounted for more than 15% in the Tanker segment).
NOTE 3 – continued
Segment Reporting - Consolidated Balance Sheet

USDm	2023				2022
	Tanker segment	Marine Exhaust segment	Intersegment elimination	Total	Tanker segment	Marine Exhaust segment	Intersegment elimination	Total
ASSETS
Intangible assets
Goodwill	—	1.8	—	1.8	—	1.8	—	1.8
Other intangible assets	0.9	0.9	—	1.8	0.7	1.3	—	2.0
Total intangible assets	0.9	2.7	—	3.6	0.7	3.1	—	3.8

Tangible fixed assets
Land and buildings	4.9	0.6	—	5.5	2.8	1.0	—	3.8
Vessels and capitalized dry-docking	2,081.7	—	(11.5)	2,070.2	1,863.4	—	(7.5)	1,855.9
Prepayments on vessels	86.0	—	—	86.0	—	—	—	—
Other non-current assets under construction	—	4.5	(0.3)	4.2	—	—	—	—
Other plant and operating equipment	3.3	1.1	—	4.4	4.1	1.5	—	5.6
Total tangible fixed assets	2,175.9	6.2	(11.8)	2,170.3	1,870.3	2.5	(7.5)	1,865.3

Financial assets
Investments in joint ventures	0.1	—	—	0.1	0.1	—	—	0.1
Loan receivables	4.5	—	—	4.5	4.6	—	—	4.6
Deferred tax asset	0.4	—	—	0.4	0.5	—	—	0.5
Other investments	—	—	—	—	0.2	—	—	0.2
Total financial assets	5.0	—	—	5.0	5.4	—	—	5.4
Total non-current assets	2,181.8	8.9	(11.8)	2,178.9	1,876.4	5.6	(7.5)	1,874.5

Inventories	58.0	3.7	—	61.7	61.1	11.0	(0.1)	72.0
Trade receivables	206.2	5.0	(0.2)	211.0	255.7	4.2	(0.4)	259.5
Other receivables	58.8	1.7	—	60.5	72.7	1.3	—	74.0
Prepayments	10.7	4.5	—	15.2	9.7	0.7	—	10.4
Cash and cash equivalents incl. restricted cash	290.7	4.9	—	295.6	321.4	2.4	—	323.8
Current assets excluding assets held for sale	624.4	19.8	(0.2)	644.0	720.6	19.6	(0.5)	739.7

Assets held for sale	47.2	—	—	47.2	—	—	—	—

Total current assets	671.6	19.8	(0.2)	691.2	720.6	19.6	(0.5)	739.7

TOTAL ASSETS	2,853.4	28.7	(12.0)	2,870.1	2,597.0	25.2	(8.0)	2,614.2
NOTE 3 – continued
Segment Reporting - Consolidated Balance Sheet

USDm	2023				2022
	Tanker segment	Marine Exhaust segment	Intersegment elimination	Total	Tanker segment	Marine Exhaust segment	Intersegment elimination	Total
EQUITY AND LIABILITIES

Total equity	1,661.3	9.9	(5.2)	1,666.0	1,498.0	6.2	(0.5)	1,503.7

Liabilities
NON-CURRENT LIABILITIES
Non-current tax liability related to held-over gains	45.2	—	—	45.2	45.2	—	—	45.2
Deferred tax liability	3.3	0.3	—	3.6	5.8	0.3	—	6.1
Borrowings	884.0	2.9	—	886.9	844.6	5.2	—	849.8
Other non-current liabilities	2.2	0.8	—	3.0	2.2	0.8	—	3.0
Total non-current liabilities	934.7	4.0	—	938.7	897.8	6.3	—	904.1

CURRENT LIABILITIES
Borrowings	169.7	3.0	—	172.7	115.7	1.4	—	117.1
Trade payables	39.6	3.4	—	43.0	46.4	3.5	(1.4)	48.5
Current tax liabilities	0.6	—	—	0.6	1.6	0.4	—	2.0
Other liabilities	44.8	0.5	(0.1)	45.2	31.0	0.3	(0.2)	31.1
Provisions	—	0.6	—	0.6	6.5	0.3	—	6.8
Prepayments from customers	2.7	7.3	(6.7)	3.3	—	6.8	(5.9)	0.9
Total current liabilities	257.4	14.8	(6.8)	265.4	201.2	12.7	(7.5)	206.4
Total liabilities	1,192.1	18.8	(6.8)	1,204.1	1,099.0	19.0	(7.5)	1,110.5
TOTAL EQUITY AND LIABILITIES	2,853.4	28.7	(12.0)	2,870.1	2,597.0	25.2	(8.0)	2,614.2

Non-current asset additions during the year:
Goodwill	—	—	—	—	—	1.8	—	1.8
Other intangible assets	0.6	—	—	0.6	0.6	1.2	—	1.8
Land and buildings	4.4	—	—	4.4	0.3	1.1	—	1.4
Vessels and capitalized dry-docking	520.4	—	(4.0)	516.4	84.7	—	(7.5)	77.2
Prepayments on vessels	86.0	—	—	86.0	43.1	—	—	43.1
Other non-current assets under construction	—	4.5	(0.3)	4.2	—	—	—	—
Other plant and operating equipment	1.1	0.2	—	1.3	0.8	1.6	—	2.4
Total non-current asset additions	612.5	4.7	(4.3)	612.9	129.5	5.7	(7.5)	127.7

The Company’s non-current assets are based on domicile of the legal entity ownership in the following countries:

USDm	2023	2022	2021
UK	0.2	0.1	—
Denmark	1,746.6	1,607.7	1,651.5
Singapore	336.7	257.1	308.0
USA	79.8	—	—
Other countries	10.6	4.5	2.9
Non-current assets	2,173.9	1,869.3	1,962.4
NOTE 3 – continued

Accounting Policies
The segmentation is based on the Group’s internal management and reporting structure. The Group has two operating segments, the Tanker segment, for which the services provided primarily comprise transportation of refined oil products such as gasoline, jet fuel, and naphtha, and the Marine Exhaust segment for which the services provided primarily comprise developing and producing advanced and green marine equipment.
Transactions between the segments are based on market-related prices and are eliminated at Group level.
TORM considers the global product tanker market as a whole, and as the individual vessels are not limited to specific parts of the world, the Group has only one geographical segment for the Tanker segment. Further, the internal management reporting does not provide geographical information for either the Tanker segment or the Marine Exhaust segment. Consequently, geographical segment information on revenue from external customers or non-current segment assets for the Tanker segment or the Marine Exhaust segment are not provided.